Share-Based Compensation - Schedule of Share-Based Compensation Activities of Share Options (Details) - USD ($)			12 Months Ended
		Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share-Based Compensation Activities of Share Options [Abstract]
Number of shares, Outstanding ending (in Shares)	[1]	73,029	679,490	66,237
Weighted average exercise price, Outstanding ending		$ 114	$ 13.7107	$ 95.7477
Weighted average grant-date/modification date fair value, Outstanding ending		$ 213	$ 23.9471	$ 220.2804
Weighted remaining contractual years, Outstanding ending		7 years 7 months 9 days	8 years 11 months 8 days	7 years 7 days
Aggregate intrinsic value, Outstanding ending (in Dollars)		$ 15,564,202	$ 16,271,816	$ 14,590,713
Number of shares, Vested and expected to vest (in Shares)	[1]		679,490
Weighted average exercise price, Vested and expected to vest			$ 13.7107
Weighted average grant-date/modification date fair value, Vested and expected to vest			$ 23.9471
Weighted remaining contractual years, Vested and expected to vest			8 years 11 months 8 days
Aggregate intrinsic value, Vested and expected to vest (in Dollars)			$ 16,271,816
Number of shares, Exercisable (in Shares)	[1]		424,298
Weighted average exercise price, Exercisable			$ 10.2627
Weighted average grant-date/modification date fair value, Exercisable			$ 31.8858
Weighted remaining contractual years, Exercisable			8 years 9 months 29 days
Aggregate intrinsic value, Exercisable (in Dollars)			$ 13,529,114
Number of shares, Granted (in Shares)	[1]		617,072
Weighted average exercise price, Granted			$ 5.0675
Weighted average grant-date/modification date fair value, Granted			$ 2.8223
Weighted remaining contractual years, Granted			9 years 2 months 8 days
Aggregate intrinsic value, Granted (in Dollars)			$ 1,741,572
Number of shares, Forfeited (in Shares)	[1]		(3,819)	(6,792)
Weighted average exercise price, Forfeited			$ 39.9975	$ 292
Weighted average grant-date/modification date fair value, Forfeited			$ 15.8339	$ 142

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.